Stock Option Plans - Fair Value Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average expected life (in years)	5 years 5 months 15 days	5 years 10 months 2 days
Expected volatility, minimum	39.40%	38.10%
Expected volatility, maximum	39.80%	38.20%
Weighted average grant date fair value	$ 1.04	$ 0.84
Dividend yield	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.34%	2.51%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.94%	2.52%